SCHEDULE OF LONG TERM DEBT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Fixed rate loans		$ 2,688,375	$ 3,195,474
Fixed rate loans, percentage	[1]	1.45%
Fixed rate loans, debt instrumental maturity year	[1]	2026 - 2035
Variable rate loans		$ 812,627	912,080
Variable rate loans, debt instrumental maturity year	[1]	2027 - 2033
Subtotal		$ 3,501,002	4,107,554
Secured bond with fixed rate, net of $4,686 and $6,192 bond discount		$ 314,681	941,375
Secured bond fixed rate debt instrument maturity year	[1]	2028
Current portion of long-term debts, net		$ 687,685	1,273,999
Long-term debts, net		$ 3,127,998	$ 3,774,930
Minimum [Member]
Debt Instrument [Line Items]
Fixed rate loans, percentage	[1]	0.85%
Fixed rate loans, percentage	[1]	0.90%
Maximum [Member]
Debt Instrument [Line Items]
Fixed rate loans, percentage	[1]	1.30%
Fixed rate loans, percentage	[1]	1.70%

[1]	As of December 31, 2025